Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Notes payable	$ 55,850
Convertible note payable, discount	$ 224,660
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	49,087,255	39,200,090
Common stock, shares outstanding	49,087,255	39,200,090
Shares to be issued, shares	7,318,519	612,000